Note 5 - Investment in Interest-earning Time Deposits	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Investments and Other Noncurrent Assets [Text Block]

Note 5 – Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of December 31, 2022 and 2021, by contractual maturity, is shown below (in thousands):

	2022	2021
Due in one year or less	$2,541	$4,487
Due after one year through five years	1,292	3,437
Total	$3,833	$7,924